THE PIEDMONT INVESTMENT TRUST
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                         THE PIEDMONT SELECT VALUE FUND
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                            SUPPLEMENT TO PROSPECTUS
                               DATED JUNE 15, 2007

     This Supplement to the Prospectus dated September 1, 2006 for The Piedmont Select Value Fund ("Fund"), a series of The Piedmont Investment Trust, updates the Prospectus to revise the information as described below. For further information, please contact the Fund toll-free at 1-888-859-5865. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

     1. All references to the Fund's Administrator and Transfer Agent in the Prospectus should be changed to Ultimus Fund Solutions, LLC.

     2. All references to the Fund's Distributor in the Prospectus should be changed to Ultimus Fund Distributors, LLC.

     3. The mailing address for the Fund provided in the Prospectus, including the address for inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares should be updated to be as follows:

      REGULAR MAIL                            EXPRESS/OVERNIGHT MAIL
      Piedmont Investment Trust               Piedmont Investment Trust
      c/o Ultimus Fund Solutions, LLC         c/o Ultimus Fund Solutions, LLC
      P.O. Box 46707                          225 Pictoria Drive, Suite 450
      Cincinnati, Ohio 45246-0707             Cincinnati, Ohio 45246

     4. The toll-free number provided for the Fund in the Prospectus is updated to be 1-888-859-5865.

     5. For persons desiring to invest in the Trust by bank wire, your bank should use the following new wire instructions beginning June 18, 2007:

              US Bank
              ABA #042000013
              For credit to: Piedmont Investment Trust
              Account #130107148293
              For further credit to: [shareholder's name and account #]

     6. The fax number 252-972-1908 in the Prospectus is updated to be 513-587-3438.

     7. The e-mail address referenced on the last page of the Prospectus should be removed.

     8. The  internet  address  referenced  on the last  page of the  Prospectus
should      be      changed      from      "http://www.nottinghamco.com"      to
"http://www.thepiedmontselectvaluefund.com".


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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